RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Schedule Of Amount Due From Related Parties [Table Text Block]

Due from related parties

	June 30,
	2011	2012

China Techenergy	$10,837,123	$14,850,375
Shenhua Information	1,333,534	1,183,660
Hollysys Machine	-	297,622
Hollysys Equipment	4,790	4,901

	$12,175,447	$16,336,558

The Company’s management believes that the collection of amounts due from related parties is reasonably assured and accordingly, no provision had been made for these balances.

Schedule Of Amount Due To Related Parties [Table Text Block]

Due to related parties

	June 30,
	2011	2012

Shenhua Information	$2,725,059	$1,544,464
China Techenergy	536,125	401,719
Electric Motor	17,396	16,224
Hollysys Equipment	1,780	1,821
Hollysys Machine	-	45
New Huake	58,203	2

	$3,338,563	$1,964,275

Schedule Of Purchase Of Goods and Services With Related Party [Table Text Block]

Transactions with related parties

Purchases of goods and services from:

	Year ended June 30,
	2010	2011	2012

Electric Motor	$41,757	$34,085	$31,729
China Techenergy	70,368	-	-
Shenhua Information	4,857,416	2,151,391	41,045
New Huake	493,203	879,111	-

	$5,462,744	$3,064,587	$72,774

Purchase of building from:

	Year ended June 30,
	2010	2011	2012

Shenhua Information	$-	$3,608,675	$-

	$-	$3,608,675	$-

Operating lease expenses paid to:

	Year ended June 30,
	2010	2011	2012

Shenhua Information	$32,069	$-	$-

	$32,069	$-	$-

Sales of goods and integrated solutions to:

	Year ended June 30,
	2010	2011	2012

China Techenergy	$4,189,366	$3,557,125	$3,657,215
Shenhua Information	2,184,844	727,460	1,411,274
Hollysys Machine	-	-	296,523
Electric Motor	11,038	13,478	1,775
Zhejiang Sanxin	8,337	-	-
Hollysys Equipment	1,385	-	-

	$6,394,970	$4,298,063	$5,366,787

Operating lease income from:

	Year ended June 30,
	2010	2011	2012

Hollysys Machine	$-	$-	$45,475

	$-	$-	$45,475